STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 5 — STOCKHOLDERS’ EQUITY

From January 1, 2016 to March 14, 2016, the Company sold 171,725 units to investors at $4.00 per unit for gross proceeds of $686,900. Each unit consists of one share of common stock and a warrant to purchase one share of common stock. The Company incurred costs of $60,110 related to these sales resulting in net proceeds of $626,790. As part of these sales 25,000 units were sold to Thomas Cardella, who subsequently became a member of the Company’s Board of Directors, and 7,500 shares were sold to Paul Vassilakos, a member of the Board of Directors. The sales were part of a private placement of up to $3,000,000 of units (the “Second Offering”) conducted by the Company on a “best efforts” basis through a placement agent (the “Placement Agent”) that commenced on November 24, 2015. The Offering terminated on March 14, 2016.
The Placement Agent for the Second Offering was paid a commission equal to 10% of the aggregate purchase price from the Units sold to investors introduced to the Company by the Placement Agent. The Company also paid the Placement Agent a non-accountable expense allowance equal to 3% of the aggregate purchase price from the Units sold to (i) investors introduced to the Company by the Placement Agent and (ii) investors not introduced to the Company by the Placement Agent who purchase less than $500,000 of Units in the aggregate (together, the “Covered Investors”). From March 1, 2016 through March 14, 2016, the Placement Agent was only entitled to a 3% non-accountable allowance for investors introduced by our Company to the Placement Agent. In addition, the Placement Agent received warrants to purchase a number of shares of Common Stock equal to 10% of the total shares of Common Stock included in the Units sold in the Second Offering to the Covered Investors, with an exercise price of $4.50 per share.
Each warrant issued pursuant to the Second Offering entitles the holder to purchase one share of the Company’s common stock at an exercise price of $6.00 per share, commencing immediately and expiring on November 30, 2018. The exercise price and number of shares of common stock issuable on exercise of the warrants are subject to standard anti-dilution provisions. The Company, at its option, may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant, if (i) the closing price per share of the common stock is at least $10.00 for 30 consecutive trading days ending on the third business day prior to the notice of redemption or (ii) the common stock is listed for trading on a national securities exchange and the closing price per share of common stock on the first day of trading on such exchange is at least $7.50. The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.
During the year ended December 31, 2015 through March 14, 2016, the Company sold 345,725 units through the Placement Agent. As a result on March 29, 2016, 34,573 warrants were issued to the Placement Agent. The warrants have an exercise price of $4.50 per share and expire on October 30, 2020.
On March 29, 2016 and March 31, 2016, the Company entered into subscription agreements for the sale of 58,750 units for gross proceeds of $235,000 at $4.00 per unit, including 2,500 units sold to family members of Philip Thomas, CEO and a member of the Board of Directors and 2,500 to a relative of Thomas Panza, a greater than 10% owner of the Company (the “March Sales”). Each unit consists of one share of common stock and a warrant to purchase one share of common stock. As of March 31, 2016, subscriptions receivable related to these sales were $120,000. The proceeds from the subscriptions receivable were received during April 2016.

Each warrant issued in the March Sales entitles the holder to purchase one share of the Company’s common stock at an exercise price of $6.00 per share, commencing immediately and expiring on March 29, 2019. The exercise price and number of shares of common stock issuable on exercise of the warrants are subject to standard anti-dilution provisions. The Company, at its option, may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant, if (i) the closing price per share of the common stock is at least $10.00 for 30 consecutive trading days ending on the third business day prior to the notice of redemption or (ii) the common stock is listed for trading on a national securities exchange and the closing price per share of common stock on the first day of trading on such exchange is at least $7.50. The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.
During the year ended December 31, 2015, the Company entered into agreements with four members of its Advisory Board. Upon signing the agreement, each Advisory Board Member was entitled to receive 7,500 shares of common stock. These shares were issued on January 26, 2016.
In addition, on January 26, 2016, 35,824 shares of common stock were issued to the non-employee members of the Board of Directors in relation to their services with the Company during the year ended December 31, 2015.
On March 31, 2016, the Company issued 3,400 shares of common stock at $4.00 per share to customers of the Company. As a result, for the three months ended March 31, 2016, the Company recorded $13,600 as a reduction to net sales in the accompanying condensed consolidated statements of operations.
On March 31, 2016, the Company issued 1,200 shares of common stock at $4.00 per share to suppliers of the Company. As a result, for the three months ended March 31, 2016, the Company recorded $4,800 in cost of goods sold in the accompanying condensed consolidated statements of operations.
On March 31, 2016, the Company issued 2,000 shares of common stock at $4.00 per share to brokers of the Company. As a result, for the three months ended March 31, 2016, the Company recorded $8,000 in selling and marketing expenses in the accompanying condensed consolidated statements of operations.
On March 31, 2016, the Company issued 6,700 shares of common stock at $4.00 per share to consultants of the Company. For the three months ended March 31, 2016, the Company recorded $26,800 in general and administrative expenses in the condensed consolidated statements of operations.
On March 31, 2016, the Company issued 5,000 shares of common stock at $4.00 per share to a consultant pursuant to a consulting services agreement. The terms of the agreement require the consultant to perform services for the Company through February 23, 2017. As a result, $20,000 was included in prepaid expenses in the accompanying balance sheet as of March 31, 2016.
On March 31, 2016, the Company issued 15,833 shares of common stock at $4.00 per share to a consultant, who also became a member of the Company’s Advisory Board on March 31, 2016. The shares were issued pursuant to a consulting agreement for future services. As a result, $63,332, was included in prepaid expenses in the accompanying balance sheet as of March 31, 2016. In addition, pursuant to the terms of the consulting agreement, the Company was required to make an advance payment of $20,000 which was made during April 2016. In addition the consultant will be paid an additional $30,000 in cash upon completion of their services.
On March 31, 2016, the Company issued 7,500 shares of common stock to an employee of the Company at $4.00 per share. During the three months ended, the $30,000 incurred was included in selling and marketing expenses in the accompanying condensed consolidated statements of operations related to this issuance.

NOTE 8 — STOCKHOLDERS’ EQUITY

In connection with the Mergers, on May 27, 2015 2,633,334 shares of common stock were issued to the former members of LIBB and 1,518,749 shares of common stock were issued to the former stockholders of Cullen.
On May 27, 2015, the Company issued 19,047 shares of common stock to a vendor in payment of its accounts payable balance of $98,120.
On June 30, 2015, loans from Ivory Castle Limited and Bass Properties LLC, together with accrued interest, of $555,910 were converted into 138,979 shares of common stock.
On June 30, 2015, the Company received gross proceeds of $50,000 through the issuance of 12,500 shares of common stock to family members of a director and Chief Executive Officer of the Company.
On June 30, 2015, the Company received gross proceeds of $50,000 through the issuance of 12,500 shares of common stock to a family member of a director of the Company.
On June 30, 2015, the Company received gross proceeds of $370,544 through the issuance of 92,636 shares of common stock Bass Properties LLC.
On June 30, 2015 the Company issued 9,038 shares of common stock to vendors in payment of accounts payable balances of $36,150.
On July 8, 2015, the Company received proceeds of $100,000 through the issuance of 25,000 shares of common stock.
On September 30, 2015, the Company sold an aggregate of 72,750 units at a price of $4.00 per unit. The sale was part of a private placement of up to $3,000,000 of units (the “Offering”) being conducted by the Company on a “best efforts” basis through a placement agent (the “Placement Agent”). The Offering will terminate on the earlier of the sale of the full $3,000,000 and October 30, 2015. The Company sold an aggregate of 65,500 units in the Offering on September 17, 2015. Accordingly, the Company has received gross proceeds of $553,000. Included in the raise were 6,250 units issued to a member of the Board of Directors, 6,250 units issued to the CEO and member of the Board of Directors, 22,500 units issued to Ivory Castle Limited, and 15,000 units issued to Bass Properties LLC. The units consist of one share of the Company’s common stock and one warrant. The units are separable immediately upon issuance and are issued separately as shares of common stock and warrants. During October 2015, the Company sold an additional 17,500 units for gross proceeds $70,000 at a price per unit of $4.00 per unit pursuant to the Offering.
Each warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $6.00 per share, commencing immediately and expiring on September 17, 2018. The exercise price and number of shares of common stock issuable on exercise of the warrants are subject to standard anti-dilution provisions. The Company, at its option, may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant, if (i) the closing price per share of the common stock is at least $10.00 for 30 consecutive trading days ending on the third business day prior to the notice of redemption or (ii) the common stock is listed for trading on a national securities exchange and the closing price per share of common stock on the first day of trading on such exchange is at least $7.50. The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.
For sales prior to October 31, 2015 the Placement Agent was entitled to a commission equal to (a) 10% of the aggregate purchase price from the units sold to investors introduced to the Company by the Placement Agent, and (b) 5% of the aggregate purchase price from the units sold to investors that were not introduced to the Company by the Placement Agent. In addition, the Company paid the Placement Agent a non-accountable expense allowance equal to 3% of the aggregate purchase price from the units sold to investors introduced to the Company by the Placement Agent. At the final closing, the Placement Agent also will receive warrants to purchase a number of shares of the Company’s common stock equal to 10% of the total shares included in the units sold in the Placement, with an exercise price of $4.50 per share. Furthermore, if the Company sells the full $3,000,000 of units in the Placement, for the 12 month period commencing on the final closing of the Placement, the Placement Agent will have a right of first refusal to act as passive bookrunner with respect to any proposed underwritten public distribution or private placement of the Company’s securities. The Company also previously paid the Placement Agent a $15,000 commitment fee.
On November 30, 2015 and December 14, 2015, the Company sold an additional 18,250 units for gross proceeds of $73,000 at a price per unit of $4.00 per unit, including 10,000 units issued to a member of the Board of Directors. The sales were part of a private placement of up to $3,000,000 of units (the “Second Offering”) being conducted by the Company on a “best efforts” basis through a placement agent (the “Placement Agent”). The Offering will terminate on the earlier of the sale of the full $3,000,000 and March 14, 2016.
For sales occurring subsequent to November 24, 2015 through March 1, 2016, the Placement Agent for the Second Offering will be paid a commission equal to 10% of the aggregate purchase price from the Units sold to investors introduced to the Company by the Placement Agent. The Company also will pay the Placement Agent a non-accountable expense allowance equal to 3% of the aggregate purchase price from the Units sold to (i) investors introduced to the Company by the Placement Agent and (ii) investors not introduced to the Company by the Placement Agent who purchase less than $500,000 of Units in the aggregate (together, the “Covered Investors”). From March 1, 2016 through March 14, 2016, the Placement Agent will only be entitled to a 3% non-accountable allowance for investors introduced by our Company to the Placement Agent. In addition, the Placement Agent will receive warrants to purchase a number of shares of Common Stock equal to 10% of the total shares of Common Stock included in the Units sold in the Second Offering to the Covered Investors, with an exercise price of $4.50 per share. Furthermore, if the Company sells the full $3,000,000 of Units, for the 12 month period commencing on the final closing of the Second Offering, the Placement Agent will have a right of first refusal to act as passive bookrunner with respect to any proposed underwritten public distribution or private placement of the Company’s securities.
Each warrant issued pursuant to the Second Offering entitles the holder to purchase one share of the Company’s common stock at an exercise price of $6.00 per share, commencing immediately and expiring on November 30, 2018. The exercise price and number of shares of common stock issuable on exercise of the warrants are subject to standard anti-dilution provisions. The Company, at its option, may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant, if (i) the closing price per share of the common stock is at least $10.00 for 30 consecutive trading days ending on the third business day prior to the notice of redemption or (ii) the common stock is listed for trading on a national securities exchange and the closing price per share of common stock on the first day of trading on such exchange is at least $7.50. The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.
The gross proceeds from the Offering and the Second Offering were $696,000. The direct costs related to the First and Second Offering were $155,054. These direct costs include the value of 17,400 warrants to be issued to the Placement Agent. The 17,400 warrants to be issued were valued at $38,056. The Black Scholes option pricing model was used to estimate fair value as of the date of issuance using the following assumptions: a stock price of $4.00, a dividend yield of 0%, expected volatility of 68%, a risk free interest rate of 1.76%, and a contractual life of 5 years.